Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2022
Entity Registrant Name	dei_EntityRegistrantName	EA Series Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001592900
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 19, 2023
Document Effective Date	dei_DocumentEffectiveDate	May 19, 2023
Prospectus Date	rr_ProspectusDate	Jun. 28, 2022
AOT Growth and Innovation ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	AOT Growth and Innovation ETF
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

AOT Growth and Innovation ETF

(a series of EA Series Trust)

Ticker Symbol: AOTG

 May 19, 2023

Supplement to the

Summary Prospectus, Prospectus and Statement of Additional Information (SAI”)

Each dated June 28, 2022

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for AOT Growth and Innovation ETF (the “Fund”).

Effective immediately, the Fund will no longer exclude American Depository Receipts (“ADRs”) and Global Depository Receipts (“GDRs”) from its investment universe.

The fifth paragraph of the “Principal Investment Strategies” section beginning on page 1 of the Summary Prospectus and page 2 of the Prospectus are each updated as follows:

The Fund’s investment universe consists of publicly traded equity securities listed in the United States with a minimum market capitalization of $800 million . The Sub-Adviser also excludes REITs, and Business Development Companies (“BDCs”).

The “Principal Risks” section beginning on page 1 of the Summary Prospectus and page 2 of the Prospectus, and the “Additional Information about the Fund’s Risks” section beginning on page 7 of the Prospectus are each updated to include the following risk disclosures:

Foreign Investment Risk.  The Fund may invest in GDRs, which are subject to foreign investment risk. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may also be less liquid than U.S. securities, which could prevent the Fund from selling a foreign security at an advantageous time or price.

Depositary Receipt Risk. ADRs and GDRs are receipts, issued by depository banks in the United States or elsewhere, for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. ADRs and GDRs may be sponsored or unsponsored. In addition to the risks of investing in foreign securities, there is no guarantee that an ADR or GDR issuer will continue to offer a particular ADR or GDR. As a result, the Fund may have difficulty selling the ADRs or GDRs, or selling them quickly and efficiently at the prices at which they have been valued. The issuers of unsponsored ADRs or GDRs are not obligated to disclose information that is considered material in the U.S. and voting rights with respect to the deposited securities are not passed through. ADRs or GDRs may not track the prices of the underlying foreign securities on which they are based, and their values may change materially at times when U.S. markets are not open for trading.

The sixth paragraph of the “Additional Information about the Fund’s Investment Objective and Strategies” section beginning on page 6 of the Prospectus is updated as follows:

The Fund’s investment universe consists of publicly traded equity securities listed in the United States with a minimum market capitalization of $800 million. The Sub-Adviser also excludes REITs and BDCs.

Please retain this Supplement with your Summary Prospectus, Prospectus and Statement of Additional
Information.